Supplemental Schedules-Condensed Consolidating Statement of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 547,773		$ 578,818		$ 2,473,531		$ 2,279,613		$ 2,141,144
Cost of operations
Theatre operating costs	404,831		417,429		1,778,331		1,673,184		1,583,615
General and administrative expenses	37,212		33,561		146,442		125,428		107,015
Depreciation and amortization	39,032	[1]	36,816	[1]	147,675	[1]	154,449	[1]	143,508	[1]
Impairment of long-lived assets	844		185		3,031		7,033		12,538
Gain on sale of assets and other	(342)		836		12,168		8,792		(431)
Total cost of operations	481,577		488,827		2,087,647		1,968,886		1,846,245
Operating income	66,196		89,991		385,884		310,727		294,899
Other income (expense)	(21,949)		(18,680)		(86,884)		(102,902)		(85,368)
Income before income taxes	44,247		71,311		299,000		207,825		209,531
Income taxes	10,831		28,121		126,216		73,872		58,601
Net income	33,416		43,190		172,784		133,953		150,930
Less: Net income attributable to noncontrolling interests	468		772		2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	32,948		42,418		170,313		131,928		147,387
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenues	547,773
Cost of operations
Theatre operating costs	404,831
General and administrative expenses	37,212
Depreciation and amortization	39,032
Impairment of long-lived assets	844
Gain on sale of assets and other	(342)
Total cost of operations	481,577
Operating income	66,196
Other income (expense)	(30,369)
Income before income taxes	35,827
Income taxes	7,673
Net income	28,154
Less: Net income attributable to noncontrolling interests	468
Net income attributable to Cinemark USA, Inc.	27,686
Unrestricted Subsidiaries
Cost of operations
Other income (expense)	8,420
Income before income taxes	8,420
Income taxes	3,158
Net income	5,262
Net income attributable to Cinemark USA, Inc.	$ 5,262

[1]	Includes amortization of favorable/unfavorable leases.